Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes [Text Block]
Note 9	Income Taxes

The tax effects of the temporary differences that give rise to the Company’s estimated deferred tax assets and liabilities are as follows:

	2012	2011
	34%	34%

Net operating loss carryforwards	$6,775,000	$5,508,000
Research and development tax credits	741,000	476,000
Foreign exchange	28,000	15,000
Accrued bonuses	34,000	-
Intangible asset costs	34,000	38,000
Valuation allowance for deferred tax assets	(7,612,000)	(6,037,000)

Net deferred tax assets	$-	$-
The provision for income taxes differ from the amount established using the statutory income tax rate as follows:

	2012	2011
Income benefit at statutory rate	$(2,823,000)	$(2,484,000)
Stock-based compensation	103,000	433,000
Foreign income taxed at foreign statutory rate	(2,000)	1,000
Debt extinguishment	1,302,000	181,000
Research and development tax credit	(175,000)	(95,000)
Fair value of derivative liability	(23,000)	(34,000)
Debt accretion	33,000	24,000
Debt conversion	-	170,000
Other permanent differences	10,000	-
Change in valuation allowance	1,575,000	1,804,000

Deferred income tax recovery	$-	$-

As of September 30, 2012, the Company had net operating loss carry-forwards of approximately $19,945,000 (2011: $16,300,000) available to offset future taxable income. The carry-forwards will begin to expire in 2027 unless utilized in earlier years. The Company has not yet filed any tax returns in France as they are not yet due.

The Company evaluates its valuation allowance requirements based on projected future operations. When circumstances change and this causes a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current income. Because management of the Company does not currently believe that it is more likely than not that the Company will receive the benefit of these assets, a valuation allowance equal to the deferred tax asset has been established at both September 30, 2012 and 2011.

Uncertain Tax Positions

The Company files income tax returns in the U.S. federal jurisdiction, various state and foreign jurisdictions. The Company’s tax returns are subject to tax examinations by U.S. federal and state tax authorities, or examinations by foreign tax authorities until respective statute of limitation. The Company is subject to tax examinations by tax authorities for all taxation years commencing on or after 2004.

Provisions have not been made for U.S. or additional foreign taxes on undistributed earnings of foreign subsidiaries. Such earnings have been and will continue to be reinvested but could become subject to additional tax if they were remitted as dividends, or were loaned to the Company affiliate. It is not practicable to determine the amount of additional tax, if any, that might be payable on the undistributed foreign earnings.